S000003464 [Member] Shareholder Fees	Jun. 30, 2025
Sit Small Cap Growth Fund | Sit Small Cap Growth Fund
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)